Incorporated herein by reference is a supplement to the prospectus of MFS Conservative Allocation Fund, a Series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).

Incorporated herein by reference is a supplement to the prospectus of MFS Growth Allocation Fund, a Series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).

Incorporated herein by reference is a supplement to the prospectus of MFS Moderate Allocation Fund, a Series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).